SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of the Consideration Transferred to Acquired Pest Fighter at the Date of Acquisition	The following tables summarizes the consideration transferred to acquired Pest Fighter at the date of acquisition:
$
Cash	117,573
Total consideration at fair value	117,573